SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Jan. 01, 2019
Right-of-use assets			$ 65.2
Accumulated Losses Recognised in Lease Liability	$ 0.6
Ships [member]
Useful lives or depreciation rates, property, plant and equipment		15
Ships [member] | Bottom of range [member]
Useful lives or depreciation rates, property, plant and equipment		25
Ships [member] | Top of range [member]
Useful lives or depreciation rates, property, plant and equipment		30
Dry docking [Member] | Bottom of range [member]
Useful lives or depreciation rates, property, plant and equipment		2.5
Dry docking [Member] | Top of range [member]
Useful lives or depreciation rates, property, plant and equipment		5
Adoption of IFRS 16 [Member]
Lease liabilities			$ 64.6